Fair value measurements - Schedule of Restricted Sponsor Shares and Price Adjustment Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value	$ 116,863	$ 67,873	$ 0
Restricted sponsor shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	44,712
Change in fair value	(27,180)
Ending balance, fair value measurement	17,532	44,712
Price adjustment shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	79,404
Change in fair value	(53,220)
Ending balance, fair value measurement	26,184	79,404
Restricted Sponsor And Price Adjustment Shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	124,116
Change in fair value	(80,400)
Ending balance, fair value measurement	$ 43,716	$ 124,116